Consolidated Statements Of Stockholders' Equity (USD $) In Millions	Common Stock Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock Held in Treasury [Member]	Total MEMC Stockholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2007	$ 2.3	$ 358.0	$ 1,760.5	$ 29.8	$ (115.6)	$ 2,035.0	$ 35.8	$ 2,070.8
Balance, shares at Dec. 31, 2007	231.9				(2.6)
Cumulative effect of adoption of accounting principle related to employee benefit plans measurement date provision			(0.8)			(0.8)		(0.8)
Comprehensive income:
Net income (loss)			387.4			387.4	2.2	389.6
Net translation adjustment				(14.2)		(14.2)		(14.2)
Net unrecognized actuarial gain (loss) and prior service credit				(32.3)		(32.3)		(32.3)
Net unrealized gain (loss) on available-for-sale securities				(38.9)		(38.9)		(38.9)
Total comprehensive income						302.0	2.2	304.2
Stock plans, net		67.6			(0.8)	66.8		66.8
Stock plans, net, shares	1.4
Common stock repurchases					(321.0)	(321.0)		(321.0)
Common stock repurchases, shares					(6.2)
Dividend to noncontrolling interest							(3.2)	(3.2)
Balance at Dec. 31, 2008	2.3	425.6	2,147.1	(55.6)	(437.4)	2,082.0	34.8	2,116.8
Balance, shares at Dec. 31, 2008	233.3				(8.8)
Cumulative effect of adoption of accounting principle related to other-than-temporary impairments on investments			0.3	(0.3)
Purchase of SunEdison LLC	0.1	45.8				45.9	6.7	52.6
Purchase of SunEdison LLC, shares	3.8
Comprehensive income:
Net income (loss)			(68.3)			(68.3)	(1.5)	(69.8)
Net translation adjustment				9.4		9.4	(1.8)	7.6
Net unrecognized actuarial gain (loss) and prior service credit				2.6		2.6		2.6
Gain (loss) on mark to market for cash flow hedges				1.8		1.8		1.8
Net unrealized gain (loss) on available-for-sale securities				75.1		75.1		75.1
Total comprehensive income						20.6	(3.3)	17.3
Stock plans, net		36.0			(0.1)	35.9		35.9
Stock plans, net, shares	0.1
Common stock repurchases					(15.8)	(15.8)		(15.8)
Common stock repurchases, shares					(1.0)
Balance at Dec. 31, 2009	2.4	507.4	2,079.1	33.0	(453.3)	2,168.6	38.2	2,206.8
Balance, shares at Dec. 31, 2009	237.2				(9.8)
Comprehensive income:
Net income (loss)			34.4			34.4	13.6	48.0
Net translation adjustment				15.6		15.6	0.6	16.2
Net unrecognized actuarial gain (loss) and prior service credit				(0.6)		(0.6)		(0.6)
Gain (loss) on mark to market for cash flow hedges				(11.0)		(11.0)		(11.0)
Net unrealized gain (loss) on available-for-sale securities				(2.9)		(2.9)		(2.9)
Total comprehensive income						35.5	14.2	49.7
Stock plans, net		50.5			(2.9)	47.6		47.6
Stock plans, net, shares	0.7				(0.2)
Net repayments to noncontrolling interest							(8.5)	(8.5)
Balance at Dec. 31, 2010	$ 2.4	$ 557.9	$ 2,113.5	$ 34.1	$ (456.2)	$ 2,251.7	$ 43.9	$ 2,295.6
Balance, shares at Dec. 31, 2010	237.9				(10.0)